FORTIS INCOME PORTFOLIOS, INC.
Fortis Strategic Income Fund

Supplement to Fortis Bond Funds Prospectus
Dated December 1, 1998

The following information supersedes any contrary information contained on page 15 of the Fund's Prospectus in the section entitled "The
Investment Adviser/Transfer
Agent/Dividend Agent":

Ho Wang has replaced Charles J. Dudley as a member of the Strategic Income Fund portfolio management team. From October 1995 to June
1998 Mr. Wang was a Senior
Securities Analyst for Lord Abbett & Co. in New York, New
York.  From April 1992 to
October 1995 he was a portfolio manager for New York Life in New York, New York.
Mr. Wang is located at One Chase Manhattan Plaza, New
York, NY 10005.